SUBMISSION TYPE				13F-HR
                             Form 13F Holdings Report
PERIOD					06/30/10
FILER
	CIK		0001093694


DOCUMENT-COUNT		1
SUBMISSION-CONTACT
	NAME				JOYCE MICHELS
	PHONE				404-239-0111
        NOTIFY-INTERNET	jmichels@eicatlanta.com


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Report for the Calendar Year or Quarter Ended: JUNE 30, 2010

Check here if Amendment [  ]; Amendment Number
This Amendment (check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      Equity Investment Corporation
Address:   3007 Piedmont Road, NE
           Suite 200
           Atlanta, GA  30305

13F File Number:		028-10606

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Joyce Michels
Title:		Operations and Compliance Manager
Phone:		404-239-0111
Signature, Place, and Date of Signing:
Joyce Michels, Atlanta, GA, 07/29/10

Report Type (Check only one):
[x]  13F HOLDINGS REPORT
[  ] 13F NOTICE
[  ] 13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:
None

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:	44
Form 13F Information Table Value Total:	$566,832
List of Other Included Managers:
NONE

                                                       Form 13F Information Table
                        Title of            Value      shares/sh/ put/ InvstmeOther Voting Authority
Name of Issuer          Class  Cusip        (x$1000)   Prn amtprn call dscretnMgrs  Sole    SharedNone

AMERICAN EXPRESS CO     COM    025816109          15631 393739SH       sole           391659        2080
ANNALY CAP MGMT INC COM COM    035710409          11448 667512SH       sole           664047        3465
BARD, C R INC           COM    067383109          14087 181692SH       sole           180757         935
BARRICK GOLD CORP COM   COM    067901108          19473 428821SH       sole           426846        1975
BAXTER INTL INC         COM    071813109          14608 359442SH       sole           357747        1695
BROWN FORMAN CORP CL B  COM    115637209          11499 200932SH       sole           199717        1215
CHEVRON CORP NEW COM    COM    166764100          15982 235518SH       sole           234408        1110
CHUBB CORP              COM    171232101          15022 300372SH       sole           298867        1505
CONOCOPHILLIPS COM      COM    20825C104          19846 404270SH       sole           402357        1913
CVS CORP COM            COM    126650100          13366 455877SH       sole           453727        2150
DELL INC COM            COM    24702R101          10002 829338SH       sole           825478        3860
DIAGEO P L C SPON ADR NECOM    25243Q205          13864 220970SH       sole           219965        1005
DR PEPPER SNAPPLE GROUP COM    26138E109          22758 608673SH       sole           605431        3242
EBAY INC COM            COM    278642103          15809 806164SH       sole           802414        3750
ENCANA CORP COM         COM    292505104           7856 258932SH       sole           257707        1225
EXELON CORP COM         COM    30161N101          16670 439035SH       sole           436945        2090
EXXON MOBIL CORP COM    COM    30231G102          17069 299086SH       sole           297836        1250
INTUIT COM              COM    461202103          18441 530369SH       sole           527579        2790
ISHARES TR RUSL 3000 VALCOM    464287663           1495  21015SH       sole            21015           0
KIMBERLY CLARK CORP COM COM    494368103          21791 359415SH       sole           357725        1690
LILLY, ELI AND COMPANY  COM    532457108          10546 314814SH       sole           313369        1445
MARKET VECTORS ETF TR GOCOM    57060U100            451   8685SH       sole             8685           0
MEDTRONIC INC COM       COM    585055106          10851 299184SH       sole           297764        1420
MICROSOFT               COM    594918104          22713 987073SH       sole           982493        4580
MOLSON COORS BREWING CO COM    60871R209          26461 624661SH       sole           621451        3210
NABORS INDUSTRIES LTD SHCOM    G6359F103           7716 437934SH       sole           435479        2455
NEWMONT MNG CORP        COM    651639106          18339 297037SH       sole           295507        1530
NORTHROP GRUMMAN CORP COCOM    666807102          16564 304253SH       sole           302698        1555
PEPSICO INC             COM    713448108          14160 232329SH       sole           231209        1120
POST PPTYS INC COM      COM    737464107          12011 528426SH       sole           525321        3105
PROCTER & GAMBLE COMPANYCOM    742718109          16604 276823SH       sole           275583        1240
PROSHARES TR PSHS ULTSH COM    74347R297            283   7965SH       sole             7965           0
QUEST DIAGNOSTICS INC COCOM    74834L100          12087 242850SH       sole           241635        1215
SIGMA ALDRICH CORP COM  COM    826552101          11486 230497SH       sole           229187        1310
SPDR GOLD TRUST GOLD SHSCOM    78463V107            286   2350SH       sole             2350           0
SUNTRUST BKS INC COM    COM    867914103           8478 363883SH       sole           362038        1845
TARGET CORP COM         COM    87612E106          14179 288373SH       sole           286993        1380
TORCHMARK CORP COM      COM    891027104           9566 193213SH       sole           192213        1000
TRAVELERS COMPANIES INC COM    89417E109          11690 237354SH       sole           236139        1215
UNILEVER NV N Y SHS NEW COM    904784709          12871 471135SH       sole           468960        2175
VANGUARD MORTG-BACK SEC COM    92206C771            200   3915SH       sole             3915           0
VERIZON COMMUNICATIONS CCOM    92343V104          12990 463581SH       sole           461361        2220
WAL MART STORES INC     COM    931142103          19204 399509SH       sole           397634        1875
WISDOMTREE TRUST DREYFUSCOM    97717W182            379  15215SH       sole            15215           0
                                               566,832